UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21143

Blue and White Funds Trust

(Exact name of registrant as specified in charter)

8383 Wilshire Blvd, Suite 100 Beverly Hills, CA 90211

(Address of principal executive offices)      (Zip code)

Matrix Capital Group, Inc. 630 Fitzwatertown Road
Building A, 2nd Floor Willow Grove, PA 19090-1904

(Name and address of agent for service)

With Copy to:   Noah Davis
 In Pacta PLLC
 P.O. Box 2042
 Seattle WA 98111

Registrant's telephone number, including area code: 1-877-429-3863

Date of fiscal year end: 08/31/2005

Date of reporting period: 02/28/2005

ITEM 1. REPORTS TO SHAREHOLDERS

THE BLUE & WHITE FUND

A series of the Blue and White Funds Trust

SEMI- ANNUAL REPORT TO SHAREHOLDER

As of and for the period from
September 1, 2004 to February 28, 2005

The Blue and White Fund

Dear Shareholders,

On behalf of the Board and Management of The Blue and White Fund, we wish to thank you for your continued support and participation in the Fund. In our most recent Advisor report, we opined that the corrective phase experienced in the second half of 2004 was drawing to a close. Judging by the December 2004 performance, that sentiment was indeed accurate. However, current economic conditions continue to display weakness, and there currently lies a lack of clarity regarding downward EPS revisions in the coming months.

The past 6 months have seen a great deal of volatility in the world’s stock markets, and especially so through February of 2005. Much of the volatility in early 2005 can be directly attributed to concerns over inflation and the impact of high energy prices. As a result, some investors have either elected to sit on the sidelines or have recently reallocated funds to less volatile investment holdings. As such, the Blue and White investment team now subscribes to the position that prudence and quality have become the stars of the hour.

In advance of the possibility of an uncertain or corrective market, the investment team worked diligently in the second half of 2004 to migrate the portfolio toward the highest quality and largest publicly traded Israel-based firms traded in Israel and the U.S. Companies such as Teva, Comverse, Amdocs, Orbotech, and others have had positive impacts on the portfolio in recent months. Teva, for example, may be the beneficiary of Elan/Biogen Idec’s recent woes. Tysabri, Elan/Biogen Idec’s MS treatment, was recently pulled from the market by these partners following the deaths of patients using the treatment. Comverse and Amdocs appear to be well positioned to benefit from the recent mega wireless mergers in the U.S. while Orbotech gains from the migration and proliferation of small, FPD screens.

We believe, that going forward, the Fund’s portfolio is constructed for potential out performance in uncertain or corrective markets. We will continue to closely monitor economic conditions and will make adjustments accordingly.

The Fund’s Total Industry Holding’s as of 2/28/05 are shown in the pie graph. The percentages shown are based on the total net assets. The Blue & White investment team continues to believe the current Fund portfolio construction is well positioned for the choppy markets ahead.

Since inception 2/3/03 to 2/28/05, the Fund’s average annual total returns were 17.48% for Class A shares and 16.78% for Class C shares, with a cash position of approximately 0.7% at the end of the period. For the six month period from 8/31/04 to 2/28/05, the returns were 14.99% and 14.89% for Class A and Class C shares, respectively. As an example, the NASDAQ Composite Index(1), a major component of our Custom Equity Index(2), increased by 11.62% for the same six month period. For the first two months of 2005, the Class A NAV shares rose 1.28% and the Class C shares rose 1.21% while the NASDAQ Composite Index declined 5.68%. The Fund’s return information assumes the reinvestment of dividends, if any and does not include sales charges (loads) or expense limitations in effect. If the load was included and expense limitations withdrawn, the performance would have been lower.

As a shareholder of the Fund, you incur two types of costs: (1) transaction cost, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12-B1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (8/31/04) and held for the entire period of 8/31/04 - 2/28/05. Please note, however, that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first row of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 8/31/04). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second row of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

	Beginning Account Value (8/31/04)	Ending Account Value (2/29/05)	Expenses Paid During Period (8/31/04 - 2/29/05)
Actual Class A (14.99%) Class C (14.89%)	$1,000 $1,000	$1,149.90 $1,148.90	$15.73 $19.18
Hypothetical (5% return before expenses) Class A Class C	$1,000 $1,000	$1,010.17 $1,006.94	$14.70 $17.91

*Expenses are equal to the Fund’s annualized expense ratio of 2.95% for Class A shares and 3.60% for Class C Shares, multiplied by the average account value over the period, multiplied by 181/365 to reflect the six month period.

Thank you for your continued support. We endeavor to do our utmost for you, the shareholders of The Blue and White Fund.

Sincerely,

Shlomo Eplboim

This Report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund's prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 877.4BW.Fund.

(1) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly into any index.

(2) The Custom Equity Index represents a blend of the performance of the NASDAQ Composite Index (75%), the Tel Aviv 25 Index (20%) and the Tel Aviv 100 Index (5%) rebalanced monthly. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly into any index.

The Blue & White Fund

SCHEDULE OF INVESTMENTS at February 28, 2005 (Unaudited)

Shares		Value
ISRAEL COMMON STOCKS: 88.33% (of net assets)
.
Automobile Manufacturers 1.92%
8,000	Delek Automotive Systems Ltd.	$55,633

Banks: 9.06%
25,000	Bank Hapoalim Ltd.	90,951
35,000	Bank Leumi Le-Israel	103,266
50,000	Israel Discount Bank Ltd. *	67,966
		262,183

Chemicals: 2.54%
13,000	Makhteshim-Agan Industries Ltd.	73,363

Computer Services and Software: 5.47%
1,000	Lipman Electronic Engineering Ltd.	28,976
4,000	RADWARE Ltd. *	103,520
9,000	Rapac Technologies (2000) Ltd.	25,643
		158,139

Computer Storage Devices: 4.08%
5,000	M-Systems Flash Disk Pioneers Ltd. *	118,100

Construction: 1.57%
1,100	Minrav Holdings Ltd. *	45,482

Electronic Instruments & Controls: 5.86%
5,000	Nice Systems Ltd. ADR *	169,350

Electronics: 10.54%
5,000	On Track Innovations Ltd. *	63,500
10,000	Orbotech Ltd. *	228,500
4,716	Rapac Electronics Ltd.	12,971
		304,971

Investment Companies: 2.39%
1,000	Discount Investment Corp.	25,020
1,500	IDB Development Corp. Ltd.	44,153
		69,173

Medical - Drugs: 12.92%
2,500	Agis Industries 1983 Ltd.	72,726
10,000	Teva Pharmaceutical Industries Ltd.	301,100
		373,826

The accompanying notes are an integral part of the financial statements.

The Blue & White Fund

SCHEDULE OF INVESTMENTS at February 28, 2005 - (Unaudited) (Continued)

		Value

Medical Laser Systems: 1.75%
20,000	Lumenis Ltd. *	$50,600

Pharmaceuticals: 1.95%
2,000	Taro Pharmaceutical Industries *	56,460

Software & Programming: 7.65%
10,000	Check Point Software Technologies Ltd. *	221,300

Semiconductors: 0.89%
15,000	Tower Semiconductor Ltd. *	25,650

Telecommunications: 17.58%
8,000	Amdocs Ltd. *	234,800
5,000	AudioCodes Ltd. *	63,550
55,000	Bezeq Israeli Telecomunication Corp. Ltd. *	68,818
13,000	ECI Telecom Ltd. *	98,020
114	Ectel Ltd. *	432
1,200	Tadiran Communications Ltd.	43,022
		508,642

Transportation: 2.16%
12,000	Dan Vehicle & Transportation DVT Ltd.	62,366

TOTAL ISRAEL COMMON STOCKS
(cost $2,202,469)		2,555,238

U.S. COMMON STOCKS: 8.64% (of net assets)

Semiconductors: 2.22%
6,000	Zoran Corp. *	64,260

Telecommunications: 6.42%
8,000	Comverse Technology, Inc. *	185,680

TOTAL U.S. COMMON STOCKS
(cost $237,164)		249,940

The accompanying notes are an integral part of the financial statements.

The Blue & White Fund

SCHEDULE OF INVESTMENTS at February 28, 2005 - (Unaudited) (Continued)

		Value

SHORT TERM INVESTMENT: 0.67%
19,381	UMB Bank, N.A. Money Market Fiduciary (cost $19,381)	19,381

TOTAL INVESTMENTS IN SECURITIES
(cost $2,459,014): 97.64%		2,824,559

Other Assets less Liabilities: 2.36%		68,200

NET ASSETS: 100.0%		$2,892,759

ADR	American Depository Receipt.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

The Blue & White Fund

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2005 (Unaudited)

ASSETS
Investments in securities, at value (cost $2,459,014)	$2,824,559
Receivables:
Fund shares sold	15,990
Due from Adviser	83,140
Dividends and interest	5,144
Prepaid expenses	22,786
Total assets	2,951,619

LIABILITIES
Payables:
Distribution fees	4,996
Due to custodian	6,555
Other liabilities and accrued expenses	47,309
Total liabilities	58,860

NET ASSETS	$2,892,759

COMPONENTS OF NET ASSETS
Paid-in capital	$2,711,568
Accumulated net investment loss	(23,989)
Accumulated net realized loss	(160,388)
Net unrealized appreciation on investments and foreign currency	365,568
Net assets	$2,892,759

NET ASSET VALUE PER SHARE:
CLASS A
Based on net assets of $2,685,434 and 226,171 shares outstanding
(unlimited shares authorized, $0.01 par value)	$11.87

Maximum offering price per share (net asset value divided by 94.25%)	$12.59

CLASS C
Based on net assets of $207,325 and 17,706 shares outstanding
(unlimited shares authorized, $0.01 par value)	$11.71

The accompanying notes are an integral part of the financial statements.

The Blue & White Fund

STATEMENT OF OPERATIONS For the Six-Month Period Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $4,841)	$15,411
Interest	4,484
Total income	19,895

Expenses
Investment advisory fees (Note 3)	21,995
Administration, accounting, transfer agent fees	37,500
Professional fees	23,000
Insurance expense	10,379
Registration expense	10,023
Trustee fees	1,500
Custody fees	9,600
Reports to shareholders	750
Pricing fees	1,800
Compliance expense	6,250
Miscellaneous	7,949
Distribution fees - Class A (Note 3)	4,794
Distribution fees - Class C (Note 3)	966
Total expenses	136,506
Less: fees waived and expenses absorbed	(92,622)
Net expenses	43,884

Net investment loss	(23,989)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on investments and foreign currency	(146,796)

Net unrealized appreciation on investments	584,552

Net realized and unrealized gain/(loss) on investments and
foreign currency	437,756

Net increase in net assets resulting from operations	$413,767

The accompanying notes are an integral part of the financial statements.

The Blue & White Fund

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS FROM:	For the Six-Month Period Ended February 28, 2005	For the Year Ended August 31, 2004
	(Unaudited)
OPERATIONS
Net investment loss	$(23,989)	$(8,679)
Net realized gain (loss) on investments	(146,796)	236,072
Net unrealized appreciation (depreciation) on investments and
foreign currency	584,552	(361,053)
Net increase (decrease) in net assets resulting from operations	413,767	(133,660)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(236,509)	(69,202)
Total distributions to shareholders	(236,509)	(69,202)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	1,385,373	2,249,002
Class C	33,730	142,552
Reinvestment of dividends
Class A	218,618	65,858
Class C	15,462	2,729
Cost of shares redeemed
Class A	(1,864,719)	(969,507)
Class C	(14,611)	(39,169)
Net increase (decrease) in net assets derived from net change in
outstanding shares (a)	(226,147)	1,451,465

Total increase (decrease) in net assets	(48,889)	1,248,603

NET ASSETS
Beginning of period	2,941,648	1,693,045
End of period	$2,892,759	$2,941,648

(a) A summary of capital share transactions is as follows:

Class A Shares
Shares sold	114,394	173,522
Shares reinvested	18,701	5,001
Shares redeemed	(154,681)	(76,019)
Net increase	(21,586)	102,504

Class C Shares
Shares sold	2,923	11,088
Shares reinvested	1,340	209
Shares redeemed	(1,239)	(3,055)
Net increase	3,024	8,242

The accompanying notes are an integral part of the financial statements.

The Blue & White Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.
	Class A
	Six-Month Period Ended February 28, 2005	Year Ended August 31, 2004	Period Ended August 31, 2003**
	(Unaudited)

Net asset value, beginning of period	$11.22	$11.16	$9.43

Income from investment operations:
Net investment loss	(0.09)	(0.04)	(0.11)
Net realized and unrealized gain on investments and foreign
currency	1.76	0.37	1.84
Total from investment operations	1.67	0.33	1.73

Less distributions:
From net realized gain	(1.02)	(0.27)	—

Net asset value, end of period	$11.87	$11.22	$11.16

Total return	14.99%	2.58%	18.35	% #

Ratios/supplemental data:

Net assets, end of period (thousands)	$2,685.4	$2,778.8	$1,621.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.27%	11.90%	39.47	% +
After fees waived and expenses absorbed	2.95%	2.68%	2.35	% +

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(7.91%)	(9.47%)	(39.17	%) +
After fees waived and expenses absorbed	(1.59%)	(0.25%)	(2.06	%) +

Portfolio turnover rate	32.19%	128.40%	58.27	% #

**	Commenced operations on February 3, 2003.
#	Not annualized.
+	Annualized.

The accompanying notes are an integral part of the financial statements.

The Blue & White Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.
	Class C
	Six-Month Period Ended February 28, 2005	Year Ended August 31, 2004	Period Ended August 31, 2003**
	(Unaudited)
Net asset value, beginning of period	$11.09	$11.12	$9.43

Income from investment operations:
Net investment loss	(0.12)	(0.10)	(0.14)
Net realized and unrealized gain on investments and foreign
currency	1.76	0.34	1.83
Total from investment operations	1.64	0.24	1.69

Less distributions:
From net realized gain	(1.02)	(0.27)	—

Net asset value, end of period	$11.71	$11.09	$11.12

Total return	14.89%	1.77%	17.92	% #

Ratios/supplemental data:

Net assets, end of period (thousands)	$207.3	$162.9	$71.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.92%	13.21%	40.12	% +
After fees waived and expenses absorbed	3.60%	3.36%	3.00	% +

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(8.56%)	(10.53%)	(39.82	%) +
After fees waived and expenses absorbed	(2.24%)	(0.67%)	(2.71	%) +

Portfolio turnover rate	32.19%	128.40%	58.27	% #

**	Commenced operations on February 3, 2003.
#	Not annualized.
+	Annualized.

The accompanying notes are an integral part of the financial statements.

The Blue & White Fund
February 28, 2005 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Blue and White Funds Trust (the “Trust”) was organized on June 26, 2002 as a Delaware Trust and is authorized to issue shares of beneficial interest. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company composed of one diversified series: the Blue & White Fund (the “Fund”). The Fund offers two classes of shares (Class A and Class C). Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund began operations on February 3, 2003.

The Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by primarily investing in Israeli companies whose securities trade on principal U.S. stock exchanges such as the New York Stock Exchange, the American Stock Exchange or NASDAQ as well as the Tel Aviv Stock Exchange (“TASE”). The Fund defines an Israeli company as one: (1) that has been organized under the laws of Israel; (2) whose securities are principally traded on the TASE; or (3) that is domiciled or headquartered in Israel.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities traded on an exchange for which there have been no sales are valued at the last bid price. A security, which is listed or traded on more than one exchange, is valued at the quotation on the exchange determined to be the primary market for such security. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Adviser and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the funds manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security.

The Blue & White Fund
February 28, 2005 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - (Continued)

B.
Foreign Currency Translation. Foreign securities denominated in Israeli Shekels are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations resulting from changes in the market prices of investments.

Interest and dividend income is translated at the foreign exchange rate which existed at the dates the income was accrued.

C.
Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

D. Federal Income Taxes. The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment management agreement with Blue and White Investment Management, LLC (the “Investment Adviser”). Under the terms of the agreement, the Fund will pay a fee at an annual rate of 1.50% of the Fund’s average daily net assets.

The Investment Adviser has contractually agreed to waive and reimburse expenses of the Fund for a ten year period so that its annual ratio of operating expenses to average net assets will not exceed the levels noted below.

Class A	2.95%
Class C	3.60%

The Blue & White Fund
February 28, 2005 (Unaudited)

NOTES TO FINANCIAL STATEMENT- (Continued)

At the March 4, 2004 Board Meeting, the Board of Trustees approved a temporary increase in expense caps, through December 31, 2004, from 2.35% and 3.00% to 2.95% and 3.60% for class A and class C shares, respectively. At the December 17, 2004 meeting the Board approved the continuation of the increased expense caps.

For the six-month period ended February 28, 2005, the Investment Adviser waived fees and absorbed expenses of $92,622 with $70,628 receivable from Adviser.

Any fee waived and/or any Fund expense absorbed by the Investment Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Investment Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. At February 28, 2005, the cumulative unreimbursed amount paid and/or waived by the Investment Adviser on behalf of the Fund is $650,000. The Investment Adviser may recapture $260,000 no later than August 31, 2006, $300,000 no later than August 31, 2007, and $90,000 no later than August 31, 2008.

The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. Class A may pay up to 0.35% per year of its average daily net assets and Class C shares may pay up to 1.00% of average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund’s shares.

InCap Securities, Inc. served as the Distributor to the Fund pursuant to a Distribution Agreement. In early January 2005 Incap Securities gave notice that effective January 31, 2005 they would no longer provide distribution services to the Fund due to a restructuring. Management, pending Board approval, retained Matrix Capital Group, Inc. as the new distributor by agreement on February 1, 2005. Matrix has agreed to the same terms of the prior distribution agreement.

For the period September 1, 2004 to January 31, 2005, Incap Securities, Inc. received $6,782 in sales commissions from the sale of Class A shares. From February 1 to February 28, 2005 Matrix Capital Group, Inc. received $710, in sales commissions from the sale of Class A shares. For the period September 1, 2004 to January 31, 2005, there were $254 paid to Incap Securities, Inc. for contingent deferred sales charges relating to redemption of Class C shares. From February 1 to February 28, 2005 there were $0 paid to Matrix Capital Group, Inc. for contingent deferred sales charges relating to redemption of Class C shares. For the six-month period ended February 28, 2005, Class A incurred $3,424 and $1,370 in distribution fees and shareholding service fees, and Class C incurred $242 and $724 in distribution and shareholding service fees respectively.

The Blue & White Fund
February 28, 2005 (Unaudited)

NOTES TO FINANCIAL STATEMENT- (Continued)

The Fund entered into an Investment Company Services Agreement (“ICSA”) with InCap Service Company (“ISC”) to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. The ICSA was approved by the Board of Trustees on January 27, 2004. In early January 2005, ISC gave notice that effective January 31, 2005 they would no longer provide transfer agent and fund accounting services to the Fund due to a restructuring. Management, pending Board approval, retained Matrix Capital Group, Inc. as the new Administrator, Transfer Agent and Fund Accountants by agreement dated February 1, 2005. Matrix has agreed to the same terms of the prior ICSA agreement.

Certain officers of the Fund are also officers and/or Trustees of the Investment Adviser, Administrator and Distributor.

Effective November 8, 2004, First Montauk Securities Co. is no longer an affiliated broker, during the period ended February 28, 2005, First Montauk received $360 in brokerage fee commissions with respect to the portfolio transactions, which constituted 11.4% of the brokerage commissions paid during the six-month period.

During the period ended February 28, 2005, J.P. Turner & Co., LLC, an affiliated broker, received $1,440 in brokerage fee commissions with respect to the portfolio transactions, which constituted 45.4% of the brokerage commissions paid during the six-month period. Certain officers of the Fund are also agents of First Montauk Securities Co.

Subsequent to August 31, 2004, the Fund received payments from the Investment Adviser of approximately $146,000 for amounts owed to the Fund.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six-month period ended February 28, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $772,019 and $871,669, respectively.

NOTE 5 - DISTRIBUTABLE EARNINGS

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$3,069,678
Gross tax unrealized appreciation	$149,692
Gross tax unrealized depreciation	(386,780)
Net tax unrealized depreciation on investments	(237,088)
Undistributed ordinary income	143,473
Accumulated long-term capital gains	93,036
Total distributable earnings	$(579)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

The Blue & White Fund
February 28, 2005 (Unaudited)

NOTES TO FINANCIAL STATEMENT- (Continued)

The tax composition of distributions was as follows:

	Ordinary Income		Long-Term Capital Gains
	Fiscal Year 2004	Six-Month Period ended February 28, 2005 (Unaudited)	Fiscal Year 2004	Six-Month Period ended February 28, 2005 (Unaudited)
Class A	$66,234	$133,452	—	$86,538
Class C	$ 2,968	$10,021	—	$6,498

NOTE 6 - NON-QUALIFIED TRANSACTIONS

During the fiscal year ended August 31, 2004, Blue and White Investment Management, LLC (the “Investment Adviser”) purchased three securities on behalf of the Fund which have been internally deemed to be in violation of the Fund’s self-imposed investment restrictions as set out in the prospectus. The Investment Adviser has since sold the non-qualified securities in order to bring the Fund back into compliance with the prospectus. Upon the sale of these securities, the Fund incurred a realized gain or loss. In the instances where realized losses were incurred, the Investment Adviser had agreed to pay to the Fund an amount equal to the realized loss on the sale of the restricted security in lieu of a potential claim resulting from the violation of the Fund’s investment restrictions. The loss was reclassified as a receivable from the Investment Adviser in the amount of $123, and received from the Adviser on January 5, 2005. In an effort to provide shareholders the highest return, the Investment Adviser may propose a change in the prospectus to a less restrictive investment limitation, in compliance with the allowances under federal law, which permit up to 20% of investments to be made outside the geographic/type limitation of the Fund.

NOTE 7 - REGISTRATION STATEMENT

The Fund failed to amend its registration statement on Form N-1A with the SEC by the deadline of December 29, 2004. After consideration by the Board of Trustees, it was decided that the most prudent course of action would be to offer investors who opened new Blue & White Fund accounts between January 1, 2005 and March 28, 2005 an option to rescind their purchases. The Fund is in the process of amending the registration statement so that interested investors will have current information upon which to base their investment decision.

Additional Information (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-876-3566; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2004 is available without charge, upon request, by calling 888-876-3566; and on the Commission’s website at http://www.sec.gov.

Investment Advisor
BLUE & WHITE INVESTMENT MANAGEMENT, LLC
8383 Wilshire Boulevard, Suite 100
Beverly Hills, CA 90211
www.blueandwhitefund.com
Ph. 877-429-3863
Fax: 323-651-5375

Portfolio Manager
Rob Goldman
10461 Millrun Circle, Suite 850
Owings Mills, MD 21117

Legal Counsel
Noah Davis
In Pacta PLLC
1006 Turner Way E
Seattle, WA 98112

Independent Auditors
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue, Suite 200
Los Angeles, CA 90071

Transfer Agent, Fund Accountant,
Fund Administrator and Distributor
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building “A”, 2nd Floor
Willow Grove, PA 19090-1904

Custodian
UMB/Citibank Bank
928 Grand Ave
Securities of Administration 10th Floor
Kansas City, MO 64106

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, Fund performance may fluctuate substantially over the short-term and current performance may differ from that shown. Statements and other information herein are dated and subject to change. For current financial information and the Fund’s Net Asset Value contact the Blue & White Fund at (877) 429-3863.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies

ITEM 6. SCHEDULE OF INVESTMENT

Included in the Semi-Annual report to Shareholders filed under item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company,

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None during period.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were so significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BLUE AND WHITE FUNDS TRUST

By Michael Poutre, President	/s/ Michael Poutre

Date April 25, 2005

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Michael Poutre, President	/s/ Michael Poutre

Date April 25, 2005

By Shlomo Eplboim, Treasurer	/s/ Shlomo Eplboim

Date April 25, 2005